COMMITMENTS AND CONTINGENCIES (Details Narrative 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
2017	$ 25,614	$ 34,152
2018	34,152	34,152
2019	$ 34,152	$ 34,152